Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, net
Schedule of intangible assets, net

  Intangible assets, net consisted of the following at December 31:

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets
Contract value	$626,770	$(105,868)	$569,830	$(39,574)
Covenant not to compete	3,419	(1,244)	1,699	(329)

	630,189	(107,112)	571,529	(39,903)
Unamortized intangible assets
Trade names	32,000	—	32,000	—
Radio frequencies	901	—	601	—
License	8,240	—	—	—

Total	$671,330	$(107,112)	$604,130	$(39,903)

Schedule of estimated annual amortization over each of the next five years

2013	$74,893
2014	74,711
2015	74,448
2016	67,622
2017	62,904